Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

18) Related Party Transactions

(a) Related Parties

Prior to the IPO, the Partnership’s predecessor operated as an integrated part of KNOT. KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha (“NYK”).

The Windsor Knutsen , the Bodil Knutsen , the Carmen Knutsen , the Hilda Knutsen , the Torill Knutsen , the Ingrid Knutsen , the Raquel Knutsen , the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen , the Anna Knutsen and the Tove Knutsen, all of which operate under time charters, are subject to technical management agreements pursuant to which certain crew, technical and commercial management services are provided by KNOT Management or KNOT Management Denmark. Under these technical management agreements, the Partnership’s subsidiaries pay fees to and reimburse the costs and expenses of KNOT Management. The Fortaleza Knutsen , the Recife Knutsen , the Dan Cisne and the Dan Sabia operate under bareboat charters and, as a result, the customer is responsible for providing the crew, technical and commercial management of the vessel. However, each of these vessels are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, a 100% owned subsidiary of KNOT, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. On May 7, 2015, the Partnership entered into an amendment to the administrative services agreement, which allows KNOT UK to also subcontract administrative services to KNOT Management. Effective as of February 26, 2018, the Partnership entered into a second amendment to the administrative services agreement extending the term of the agreement indefinitely, subject to termination by any party upon 90 days’ notice for any reason.

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	4,883	15,910	—
Other income:
Guarantee income from KNOT (2)	—	—	749
Operating expenses:
Vessel operating expenses (3)	14,693	14,489	13,719
Technical and operational management fee from KNOT to Vessels (4)	7,342	6,954	6,491
Operating expenses from other related parties (5)	515	487	—
General and administrative expenses:
Administration fee from KNOT Management (6)	1,131	1,280	1,434
Administration fee from KOAS (6)	654	663	583
Administration fee from KOAS UK (6)	118	116	123
Administration and management fee from KNOT (7)	49	170	161
Total income (expenses)	$(19,621)	$(8,249)	$(21,761)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$47	$—	$187
Drydocking supervision fee from KOAS (8)	—	—	24
Total	$47	$—	$211
(1)	Time charter income from KNOT: On December 17, 2018, the Partnership's subsidiary that owns the Windsor Knutsen and Royal Dutch Shell ("Shell") agreed to suspend the vessel's time charter contract. The suspension period commenced March 4, 2019 and ended April 5, 2020, when the vessel was redelivered to Shell. During the suspension period, the Windsor Knutsen operated under a time charter contract with Knutsen Shuttle Tankers Pool AS on the same terms as the time charter contract with Shell.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The reimbursement from KNOT for the difference in the charter hire is accounted for as guarantee income. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services. The crew hire has in previous years been disclosed qualitatively, but the Partnership has concluded this year to disclose quantitatively to make it more transparent.
(4)	Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by Trygve Seglem and by other shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel. AS Marin Elektro, a company that delivers electrical installations on ships, offshore installations and thermophotography, was (at the time when services for the Partnership were performed) owned by Level Group AS, where Trygve Seglem, his family and members of the TSSI management have significant influence. AS Marin Elektro provided drydocking, service and thermophoto/IR inspections for the Partnership for $39,993. Level Power & Automation AS, also owned by Level Group AS, provided equipment and spare parts to the Partnership’s vessels for $47,399.
(6)	Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. ("KOAS UK"): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018).

In order to comply with its obligations under the Omnibus Agreement, KNOT and the Partnership entered into a time charter for the Windsor Knutsen while the vessel was not operating under a time charter with Shell. When the Shell time charter commenced in October 2015, the hire rate was lower than the initial rate, and the rate difference was paid by KNOT until April 15, 2018.

(c) Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT.

See the footnotes to Note 18(a)—Related Party Transactions—Related Parties for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(d) Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KOAS	$170	$687
Trading balances due from KNOT and affiliates (1)	5,556	2,000
Amount due from related parties	$5,726	$2,687
Trading balances due to KOAS	$1,596	$840
Trading balances due to KNOT and affiliates	544	372
Amount due to related parties	$2,140	$1,212
(1)	Trading balances due from KNOT and affiliates includes the post-closing settlement amount of $3.6 million related to the acquisition of the Tove Knutsen, refer to Note 21 Acquisitions

Amounts due from and due to related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

e) Trade accounts payables and other currents assets

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due to KOAS	$1,304	$216
Trading balances due to KNOT and affiliates	902	685
Trade accounts payables to related parties	$2,206	$901

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KOAS	1,697	105
Trading balances due from KNOT and affiliates	450	—
Other current assets from related parties	$2,147	$105

(f) Acquisitions from KNOT

On March 1, 2018, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS, the company that owns and operates the Anna Knutsen . This acquisition was accounted for as an acquisition of assets.

On December 31, 2020, the Partnership acquired KNOT's 100% interest in KNOT Shuttle Tankers 34 AS, the company that owns and operates the Tove Knutsen . This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership and the Conflicts Committee of the board approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note 21—Acquisitions.